Revenue from Contracts with Customers (Tables)	6 Months Ended
Jun. 30, 2026
Revenue from Contracts with Customers [Abstract]
Summary of Disaggregation of Total Revenue by Reportable Segment

The table below disaggregates total revenue by reportable segment (see Note 13) for the three and six months ended June 30, 2026 and 2025:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2026	2025	2026	2025
(in USD and thousands)
Ocean	$885,302	$712,891	$1,548,884	$1,271,869
River	1,130,370	1,021,719	1,379,849	1,235,802
Other	174,829	145,757	315,509	269,752
Total revenue	$2,190,501	$1,880,367	$3,244,242	$2,777,423

Summary of Disaggregation of Percentage of Passengers by Source Market	The table below disaggregates percentage of passengers by source market, which is the passenger’s home country or region, for the three and six months ended June 30, 2026 and 2025:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2026	2025	2026	2025
North America	88.1%	88.1%	89.0%	89.1%
Other	11.9%	11.9%	11.0%	10.9%
	100.0%	100.0%	100.0%	100.0%